Income Tax Expenses	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Tax Expenses
14.	Income tax expenses
In December 2021, as part of its ongoing Base Erosion and Profit Shifting (BEPS) 2.0 Pillar Two initiative, the Organization for Economic
Co-operation
and Development (OECD) published Global Anti-Base Erosion (GloBE) Model Rules for a new global minimum tax regime. Subsequently, the OCED published various Administrative Guidance that provides further clarity on the Model Rules. In general, the global minimum tax regime is designed to achieve a minimum effective tax rate of 15% in each jurisdiction in which a multinational group subject to the regime operates. Globally, jurisdictions are in various stages of enacting the Pillar Two global minimum tax into local law.
IAS 12 Income Taxes provides mandatory temporary exception from recognizing and disclosing deferred tax assets and liabilities related to Pillar Two global minimum taxes. The Group has adopted and applied the temporary mandatory exception.
The Group operates in several jurisdictions, including: the Cayman Islands, the British Virgin Islands, Hong Kong, Indonesia, and the PRC. For the period from January 1, 2024 to July 29, 2024, the ultimate holding company of the Group was Lufax Holding Ltd, incorporated in the Cayman Islands. As mentioned in Note 2, as of July 30, 2024, the Company’s ultimate holding company became Ping An Group, incorporated in the PRC.
As a subsidiary of the Ping An Group, the Group is responsible for its share of Pillar Two global minimum taxes of the Ping An Group for jurisdictions in which the Group operates. As of December 31, 2024, Indonesia is the only jurisdiction in which the Group operates that has enacted the Pillar Two global minimum tax into local, generally effective for fiscal years beginning on or after January 1, 2025. Analysis of the potential impact of the enacted, not yet effective global minimum tax is ongoing.

The following table sets forth the income tax expense of the Group for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Current income tax	4,516,637	1,414,224	2,725,341
Deferred income tax	(328,861)	(778,857)	(1,200,511)

	4,187,776	635,367	1,524,830

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Profit/(loss) before income tax expenses	12,045,862	1,588,465	(2,078,685)
Income tax calculated at the PRC statutory tax rate of 25%	3,011,466	397,116	(519,671)
Tax effect of:
Differential income tax rates applicable to subsidiaries (a)(b)(c)	513,516	249,204	209,802
Expenses and losses not deductible for tax purposes (g)	479,986	196,361	200,893
Reversal of deferred tax assets recognized in prior years	56,843	87,926	261,749
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (f)	278,439	71,351	328,476
Research and development tax credit	(59,535)	(58,109)	(15,594)
Income not subject to tax	(5,949)	(4,350)	(3,608)
Withholding taxes related to dividend distributions to foreign parent company (e)	—	—	1,050,000
Adjustments in respect of current income tax of previous years	(31,455)	(89,745)	30,043
Utilization of previously unrecognized deferred tax assets	(123,741)	(72,803)	(47,716)
Effect of tax rate changes on deferred income taxes	(8,601)	(117,913)	2,167
Others	76,807	(23,671)	28,289

Income tax expenses	4,187,776	635,367	1,524,830

(a)	Cayman Islands and BVI Income Tax
The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.

(b)	Hong Kong Income Tax
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, according to the latest regulation, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

(c)	Indonesia Income Tax
The Indonesia income tax rate is 22%. No Indonesia profits tax was provided for as there was no estimated assessable profit that was subject to Indonesia profits tax for the years ended December 31, 2022, 2023 and 2024.

(d)	PRC Corporate Income Tax (“CIT”)
The income tax provision of the Group in respect of its operations in the PRC was generally calculated at the tax rate of 25% on the assessable profits for the years ended December 31, 2022, 2023 and 2024, based on the existing legislation, interpretations and practices in respect thereof.
According to certain preferential regulations and policies issued by relevant tax authorities, certain subsidiaries and branches of the Group were qualified for a preferential tax rate of 15% for the years ended December 31, 2022, 2023 and 2024.

(e)	PRC Withholding Tax
According to the Corporate Income Tax Law, distribution of profits earned by the PRC companies since January 1, 2008 to foreign investors is subject to withholding tax of
5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies.
As of December 31, 2022 and 2023, the Group did not have any plan to require its PRC subsidiaries to distribute their existing retained earnings and intends to retain them to operate and expand business in the PRC. Accordingly, no deferred tax liability on withholding tax was accrued at the end of each year presented.
In March 2024, certain PRC subsidiaries of the Group declared dividends to the Hong Kong subsidiary of the Group for an aggregate amount of RMB10.5 billion and the withholding tax of RMB1.05 billion had been levied on the dividend remitted overseas.

(f)
Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.

(g)
Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain threshold, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regulations.